SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 457,152	$ 893,263
Financial liabilities, fair values	3,318,927
2023 Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values		63,969
Financial liabilities, fair values	32,738
2023 Series B Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values		$ 829,294
Financial liabilities, fair values	424,414
2024 Senior Secured Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 2,861,775